Summary of significant accounting policies - Leases (Details) - CNY (¥)		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
IFRS 16 - Leases
Percentage of revenue		50.00%
Net current liabilities		¥ 608,000
Lease liabilities	¥ 133,107,000	201,881,000
Lease adjustments
Current lease liabilities	24,329,000	36,266,000
Non-current lease liabilities	108,778,000	165,615,000
Lease liabilities	¥ 133,107,000	¥ 201,881,000
IFRS 16
IFRS 16 - Leases
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	6.67%
Operating lease commitments disclosed at 31 December 2018			¥ 201,286,000
Discounted using lessee's incremental borrowing rate as of 1 January 2019	¥ 133,695,000
Less: short-term leases recognised on a straight-line basis as expense	(588,000)
Lease liabilities	133,107,000
Lease adjustments
Current lease liabilities	24,329,000
Non-current lease liabilities	108,778,000
Lease liabilities	133,107,000
Decrease in other receivables	4,821,000
Right-of-use assets	¥ 137,928,000